Advertising Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense	$ 34,550	$ 35,822	$ 33,486